COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

21. COMMITMENTS AND CONTINGENCIES

Registration Rights

The holders of Founder Shares, Private Placement Units, and units that may be issued upon conversion of working capital loans, if any, are entitled to registration rights pursuant to a registration rights agreement that was signed on the date of the IPO. These holders will be entitled to certain demand and “piggyback” registration rights. However, the registration rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until the termination of the applicable lock-up period for the securities to be registered. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Business Combination Marketing Agreement

The Company entered into a business combination marketing agreement on January 11, 2022 (the “Business Combination Marketing Agreement”) with Alliance Global Partners/A.G.P. (“A.G.P.”) whereby A.G.P. is to act as an advisor in connection with a Business Combination to assist the Company in holding meetings with its stockholders to discuss the potential Business Combination and the target business’ attributes, introduce the Company to potential investors that are interested in purchasing the Company’s securities in connection with a Business Combination, assist the Company in obtaining stockholders’ approval for a Business Combination, and assist the Company with its press releases and public filings in connection with a Business Combination. The Company was to pay A.G.P. a fee for such marketing services upon the consummation of a Business Combination in an amount equal to 4.5% of the gross proceeds of the IPO, or $5,175,000 in the aggregate (exclusive of any applicable finders’ fees that might become payable). The Business Combination Marketing Agreement will be terminated upon entry into the Advisory Agreement (described below).

Advisory Agreement with A.G.P.

A.G.P. was a financial advisor to both Western in connection with the Business Combination transaction. Upon the completion of the Business Combination, A.G.P.: (i) received a cash fee of $500,000 shares of common stock and warrants to purchase 16,667 shares of common stock at an exercise price of $150.00 per share. Pursuant to the advisory agreement (the “Advisory Agreement”), Western shall pay A.G.P. a total transaction fee equal to $2,500,000 (the “Transaction Fee”) upon the closing of the Business Combination. The Transaction Fee will be payable in the form of preferred shares of Cycurion that are convertible into 16,667 shares of common stock (such preferred shares or the common stock into which they convert, the “Transaction Fee Shares”), for a price per share of common stock equal to $5.00. A portion of the Transaction Fee Shares shall be subject to forfeiture and return to the Company for cancellation once A.G.P. converts and sells Transaction Fee Shares generating sales proceeds (excluding commissions) of $2,500,000.

The Transaction Fee Shares shall be subject to a lock-up ending on the earlier of (i) the date on which 75% of the outstanding Series B Convertible Preferred Stock is converted into shares of the Combined Company’s common stock and (ii) three months from February 14, 2025, which was the closing date of the de-SPAC (the “Lock-Up Termination Date”). After the Lock-Up Termination Date, A.G.P. may convert the Transaction Fee Shares and sell them subject to a leak-out provision that limits A.G.P.’s sales of Transaction Fee Shares on any given date to 10% of the cumulative trading volume of the common stock for such date (including pre-market, market and post-market trading) as reported by Bloomberg, LP. This restriction shall remain in effect beginning on the Lock-Up Termination Date and ending on the date on which 100% of the Series B Convertible Preferred Stock outstanding as of the closing is converted into shares of our common stock.

The parties amended the Advisory Agreement (the “Amended Advisory Agreement”), pursuant to which Western shall pay A.G.P. the Transaction Fee in the form of preferred shares of Cycurion that are convertible into 166,667 shares of common stock (such preferred shares or the common stock into which they convert, the “Amended Transaction Fee Shares”), for a price per share of common stock of $0.50. A portion of the Amended Transaction Fee Shares shall be subject to forfeiture and return to the Company for cancellation once A.G.P. converts and sells Transaction Fee Shares generating sales proceeds (excluding commissions) of $2,500,000.

The Amended Transaction Fee Shares shall be subject to a lock-up ending on the earlier of (i) the date on which 75% of the outstanding Series B Convertible Preferred Stock is converted into shares of the Combined Company’s common stock and (ii) six months from the Lock-Up Termination Date. After the Lock-Up Termination Date, A.G.P. may convert the Amended Transaction Fee Shares and sell them subject to a leak-out provision that limits A.G.P.’s sales of Amended Transaction Fee Shares on any given date to 10% of the cumulative trading volume of the common stock for such date (including pre-market, market and post-market trading) as reported by Bloomberg, LP. This restriction shall remain in effect beginning on the Lock-Up Termination Date and ending on the date on which 100% of the Series B Convertible Preferred Stock outstanding as of the closing is converted into shares of our common stock.

Upon the execution of the Advisory Agreement, the Business Combination Marketing Agreement, dated January 11, 2022, between Western and A.G.P. in which Western and Cycurion Sub caused the combined company to issue to A.G.P. 8,333 shares of common stock of the combined company in full satisfaction of the fees, was terminated, and such shares of common stock extinguished in their entirety.

Agreements with Seward & Kissel LLP

On November 27, 2024, we entered into a revised engagement letter (the “Revised Engagement Letter”) with Seward & Kissel LLP (“Seward & Kissel”), pursuant to which Western and Cycurion agreed to pay approximately $1.3 million of its outstanding legal fees and expenses (“Legal Fees”) in shares of common stock in connection with the Business Combination. Following the closing of the Business Combination on February 14, 2025 and in connection with the Revised Engagement Letter, we issued to Seward & Kissel 8,333 shares of common stock and a pre-funded warrant that is exercisable for approximately $1.3 million in shares of common stock (the “Seward & Kissel Pre-Funded Warrant”); provided that once the net proceeds from the sale of the shares equals the Legal Fees, the remaining shares of common stock, including such common stock exercisable under the Seward & Kissel Pre-Funded Warrant, shall be returned to the Cycurion. We plan to enter into an exchange agreement with Seward & Kissel to exchange the Seward & Kissel Pre-Funded Warrant for a convertible promissory note that is convertible into such number of shares equal to the Legal Fees.

On February 14, 2025, Cycurion entered into pre-funded warrant with Seward & Kissel Pre-Funded Warrant that is exercisable for approximately $1.3 million in shares of Common Stock, or up to 83,333 shares of Common Stock; provided that once the net proceeds from the sale of the shares equals the $1.3 million in Legal, the remaining shares of Common Stock, including such Common Stock exercisable under the Seward & Kissel Pre-Funded Warrant, shall be returned to Cycurion.

The Seward & Kissel Pre-Funded Warrant provides that the holder may not exercise any portion of the Seward & Kissel Pre-Funded Warrant to the extent that immediately prior to or after giving effect to such exercise the holder would own more than 4.99% upon 61 days’ prior notice. The exercise price for each share of Common Stock underlying the Seward & Kissel Pre-Funded Warrant is $0.0030. The Seward & Kissel Pre-Funded Warrant is immediately exercisable upon issuance and may be exercised at any time until the Seward & Kissel Pre-Funded Warrant is exercised in full.

Seward & Kissel LLP may not exercise any portion of the warrants or Seward & Kissel Pre-Funded Warrant, as applicable, to the extent that the holder would own more than 4.99% of our outstanding Common Stock immediately after exercise, as such percentage ownership is determined in accordance with the terms of the Seward & Kissel Pre-Funded Warrant.

In lieu of making the cash payment otherwise contemplated to be made to us upon exercise of the Seward & Kissel Pre-Funded Warrant in payment of the aggregate exercise price, the holder may elect instead to receive upon such exercise (either in whole or in part) the net number of shares of our Common Stock determined according to a formula set forth in the Seward & Kissel Pre-Funded Warrant.

Agreement with Baker & Hostetler LLP

In 2023, Western agreed to pay approximately $788,030 of its obligations to its counsel, Baker Hostetler LLP, in shares of common stock following the Business Combination, which will be issued at a price per share equal to $10.00, or 2,627 shares.

Equity Line of Credit

Equity Purchase Agreement

On April 7, 2025 (the “Execution Date”), we entered into the Equity Purchase Agreement with Yield Point NYC LLC (“Yield Point”). Under the Equity Purchase Agreement, we have the right, but not the obligation, to direct Yield Point to purchase up to $60.0 million (the “Maximum Commitment Amount”) in shares of our common stock upon satisfaction of certain terms and conditions contained in the Equity Purchase Agreement, including, without limitation, an effective registration statement filed with the SEC registering the resale of the shares of Put Stock (defined below) and the shares of Commitment Stock (defined below) and additional shares to be sold to Yield Point from time to time under the Equity Purchase Agreement. The term of the Equity Purchase Agreement began on the Execution Date and ends on the earlier of (i) the date on which Yield Point shall have purchased shares of common stock issued, or that we shall be entitled to issue, per any applicable Put Notice in accordance with the terms and conditions of the Equity Purchase Agreement (the “Put Stock”) equal to the Maximum Commitment Amount, (ii) the date that is twelve (12) months from the date the registration statement is declared effective, (iii) written notice of termination by us to Yield Point (which shall not occur at any time that Yield Point holds any of the shares of Put Stock), or (iv) written notice of termination by Yield Point to us pursuant to (the “Commitment Period”).

During the Commitment Period, we may direct Yield Point to purchase shares of Put Stock by delivering a notice (a “Put Notice”) to Yield Point. We shall, in our sole discretion, select the number of shares of Put Stock requested in each Put Notice. However, such amount may not exceed the Maximum Put Amount (as defined in the Equity Purchase Agreement). The purchase price to be paid by Yield Point for the shares of Put Stock will be ninety percent (90%) of the lowest trade of the common stock on the Principal Market during the Valuation Period (as defined in the Equity Purchase Agreement).

In consideration for Yield Point’s execution and delivery of, and performance under the Equity Purchase Agreement, on the Execution Date, we, in our discretion, either were to (i) pay to Yield Point in cash $1.8 million (“Commitment Cash”) or (ii) issue the Pre-Funded Warrant to Yield Point in a form acceptable to Yield Point in its sole discretion and having an exercise price per share of $0.0030, for Yield Point’s purchase of shares of common stock (the “Commitment Stock”) having a value of $1.8 million based on closing price of the common stock on April 6, 2025. We chose to issue the Pre-Funded Warrant. All of the shares of Commitment Stock were fully earned as of the Execution Date, and the issuance of the shares of Commitment Stock is not contingent upon any other event or condition, including, without limitation, the effectiveness of the Initial Registration Statement (defined below) or our submission of a Put Notice to Yield Point and irrespective of any termination of the Equity Purchase Agreement.

In accordance with the Equity Purchase Agreement, a registration statement on Form S-1 (the “Initial Registration Statement”) covering only the resale of the shares of Put Stock and Commitment Stock was filed with the SEC on May 7, 2025.

Pre-Funded Warrant

The pre-funded warrant with Yield Point (the “Yield Point Pre-Funded Warrant”) certifies that, for value received, Yield Point is entitled to be issued up to 150,000 shares of common stock as its commitment fee (“Commitment Fee”) and has an initial exercise price of $0.003 per share. The Yield Point Pre-Funded Warrant was offered for the Commitment Fee in connection with the Equity Purchase Agreement for shares of common stock, and provides that the holder may not exercise any portion of the Yield Point Pre-Funded Warrant to the extent that immediately prior to or after giving effect to such exercise the holder would own more than 4.99%, which ownership cap may be increased by the holder up to 9.99% upon 61 days’ prior notice. The exercise price for each share of common stock underlying the Yield Point Pre-Funded Warrant is $0.003. The Yield Point Pre-Funded Warrant is immediately exercisable upon issuance and may be exercised at any time until the Pre-Funded Warrant is exercised in full.

A holder of the Yield Point Pre-Funded Warrant may not exercise any portion of the warrants or Yield Point Pre-Funded Warrant, as applicable, to the extent that the holder would own more than 4.99% (or, at the holder’s option upon issuance, 9.99%) of our outstanding common stock immediately after exercise, as such percentage ownership is determined in accordance with the terms of the Yield Point Pre-Funded Warrant.

In lieu of making the cash payment otherwise contemplated to be made to us upon exercise of the Yield Point Pre-Funded Warrant in payment of the aggregate exercise price, the holder may elect instead to receive upon such exercise (either in whole or in part) the net number of shares of our common stock determined according to a formula set forth in the Yield Point Pre-Funded Warrant.

During the three months and nine months ended September 30, 2025, 83,333 and 150,000 of these shares have been exercised, respectively. As of September 30, 2025, all Yield Point Pre-Funded Warrants have been exercised.

Registration Rights Agreement

On April 7, 2025 (the “RRA Execution Date”), in connection with the Equity Purchase Agreement, we entered into a registration rights agreement with Yield Point (the “Registration Rights Agreement”), pursuant to which we shall, by May 7, 2025, file with the SEC the Initial Registration Statement covering the maximum number of (i) shares of Commitment Stock, (ii) shares of Put Stock, which have been, or which may, from time to time be issued, including without limitation all of the shares of common stock which have been issued or will be issued to Yield Point under the Equity Purchase Agreement (without regard to any limitation or restriction on purchases), and (iii) any and all shares of capital stock issued or issuable with respect to the Put Stock, Commitment Stock, and the Equity Purchase Agreement as a result of any stock split, combination, stock dividend, recapitalization, exchange, or similar event, or otherwise, without regard to any limitation on purchases under the Equity Purchase Agreement (the “Registrable Securities”), as shall be permitted to be included thereon in accordance with applicable SEC rules, regulations, and interpretations so as to permit the resale of the Registrable Securities by Yield Point, including, but not limited to, under Rule 415 at then-prevailing market prices (and not fixed prices). The Initial Registration Statement shall register only Registrable Securities. The Initial Registration Statement and any amendment thereto was declared effective by the SEC in May 2025.

Non-Redemption Agreement

On August 6, 2024, the Company, Western Acquisition Ventures Sponsor, LLC (the “Sponsor”) and RiverNorth SPAC Arbitrage Fund, LP (the “RiverNorth”) entered into a non-redemption agreement (the “Non-Redemption Agreement”) whereby the Sponsor plans to transfer to RiverNorth 167 shares each month over the next three months for agreeing not to redeem the 3,327 that it currently holds prior to the business combination.

On October 9, 2024, the Company, the Sponsor and RiverNorth entered into extended non-redemption agreement whereby the Sponsor plans to transfer to RiverNorth 167 shares each month over the next three months for agreeing not to redeem the 3,327 that it currently holds prior to the business combination.

Employment Agreements

On December 27, 2023, we entered into an employment agreement with James P. McCormick whereby the Company agreed to pay a total of $125,000 of total compensation annually, including $40,000 in cash and $85,000 in stock payment. On October 30, 2024, we entered into an amendment to the employment agreement with James P. McCormick whereby the Company agreed to pay total compensation of $200,000, including $40,000 in cash at the closing of the Business Combination and the remaining $160,000 in cash from the proceeds that the Company receives from any capital raising transaction following the closing of the Business Combination, including the proceeds from an equity line of credit to be entered into by and among the Company, Cycurion and the investors named therein; provided that the Company shall only be obligated to apply up to 15% of the proceeds from each capital raise until Mr. McCormick’s compensation of $200,000 has been paid in full.

On December 1, 2024, Cycurion and L. Kevin Kelly, Chief Executive Officer, entered into an employment agreement on a two-year term, commencing on December 1, 2024 and ending on December 1, 2026. During the employment period, Mr. Kelly will receive an annual base salary of $325,000, and equity compensation of $500,000 of Company common stock in the first year of the employment agreement, payable quarterly. Mr. Kelly is eligible for a performance bonus based on the Company’s results. The targeted performance bonus is $325,000 for year-one, and the performance bonus will increase for subsequent years based on future financial and non-financial results

On January 1, 2025, Cycurion and Alvin McCoy, III, Chief Financial Officer, entered into an employment agreement on a two-year term, commencing on January 1, 2025 and ending on December 31, 2026. During the employment period, Mr. McCoy, III will receive an annual base salary of $325,000 and equity compensation of $500,000 of Company stock in the first year of the employment agreement, payable quarterly. Mr. McCoy, III is eligible for a performance bonus based on the Company’s performance. The targeted performance bonus is $325,000 for year-one, and the performance bonus will increase for subsequent years based on future financial and non-financial results.

Retention Packages

On June 16, 2025, the Board of Directors approved a retention package for L. Kevin Kelly, Chief Executive Officer, and Alvin McCoy III, Chief Financial Officer, and issued each officer 100,000 shares of Common Stock under the Company’s 2025 Equity Incentive Plan.

Inflation Reduction Act of 2022 (the “IR Act”)

On August 16, 2022, the Inflation Reduction Act of 2022 (the “IR Act”) was signed into federal law. The IR Act provides for, among other things, a new U.S. federal 1% excise tax on certain repurchases of stock by publicly traded U.S. domestic corporations and certain U.S. domestic subsidiaries of publicly traded foreign corporations occurring on or after January 1, 2023. The excise tax is imposed on the repurchasing corporation itself, not its shareholders from which shares are repurchased. The amount of the excise tax is generally 1% of the fair market value of the shares repurchased at the time of the repurchase. However, for purposes of calculating the excise tax, repurchasing corporations are permitted to net the fair market value of certain new stock issuances against the fair market value of stock repurchases during the same taxable year. In addition, certain exceptions apply to the excise tax. The U.S. Department of the Treasury (the “Treasury”) has been given authority to provide regulations and other guidance to carry out and prevent the abuse or avoidance of the excise tax.

Any redemption or other repurchase that occurs after December 31, 2022, in connection with a business combination, extension vote or otherwise, may be subject to the excise tax. Whether and to what extent the Company would be subject to the excise tax in connection with a business combination, extension vote or otherwise would depend on a number of factors, including (i) the fair market value of the redemptions and repurchases in connection with the business combination, extension or otherwise, (ii) the structure of a business combination, (iii) the nature and amount of any “PIPE” or other equity issuances in connection with a business combination (or otherwise issued not in connection with a business combination but issued within the same taxable year of a business combination) and (iv) the content of regulations and other guidance from the Treasury. In addition, because the excise tax would be payable by the Company and not by the redeeming holder, the mechanics of any required payment of the excise tax have not been determined. The foregoing could cause a reduction in the cash available on hand to complete a business combination and in the Company’s ability to complete a business combination.

As of September 30, 2025 and December 31, 2024, the Company’s stockholders have redeemed a total of 380,701 and 377,537 shares of common stock resulting in $1.2 million and $1.2 million of excise tax liability, calculated as 1% of the value of the shares redeemed, respectively

NOTE 18- COMMITMENTS AND CONTINGENCIES

Registration Rights

The holders of Founder Shares, Private Placement Units, and units that may be issued upon conversion of Working Capital Loans, if any, are entitled to registration rights pursuant to a registration rights agreement that was signed on the date of the IPO. These holders will be entitled to certain demand and “piggyback” registration rights. However, the registration rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until the termination of the applicable lock-up period for the securities to be registered. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Business Combination Marketing Agreement

The Company entered into a business combination marketing agreement on January 11, 2022 with A.G.P. (the “Business Combination Marketing Agreement”) whereby A.G.P. is to act as an advisor in connection with a Business Combination to assist the Company in holding meetings with its stockholders to discuss the potential Business Combination and the target business’ attributes, introduce the Company to potential investors that are interested in purchasing the Company’s securities in connection with a Business Combination, assist the Company in obtaining stockholders’ approval for a Business Combination, and assist the Company with its press releases and public filings in connection with a Business Combination. The Company was to pay A.G.P. a fee for such marketing services upon the consummation of a Business Combination in an amount equal to 4.5% of the gross proceeds of the IPO, or $5,175,000 in the aggregate (exclusive of any applicable finders’ fees that might become payable). The Business Combination Marketing Agreement will be terminated upon entry into the Advisory Agreement (described below).

Service Provider Agreements

The Company plans to enter into advisory agreements with certain of its service providers to fund its obligations in shares of common stock instead of cash.

Advisory Agreement with A.G.P. The Company plans to enter into an advisory agreement with A.G.P. (the “Advisory Agreement”), pursuant to which the Company shall pay A.G.P. a total transaction fee equal to $2,500,000 (the “Transaction Fee”) upon the closing of the Business Combination. The Transaction Fee will be payable in the form of preferred shares of the Combined Company that are convertible into 500,000 shares of the Combined Company’s common stock (such preferred shares or the common into which they convert, the “Transaction Fee Shares”), for a price per share of common stock equal to $5.00. A portion of the Transaction Fee Shares shall be subject to forfeiture back to the Company once A.G.P. converts and sells Transaction Fee Shares generating sales proceeds (excluding commissions) of $2,500,000.

The Transaction Fee Shares shall be subject to a lock-up ending on the earlier of (i) the date on which 75% of the outstanding Series B Preferred Stock is converted into shares of the Combined Company’s common stock and (ii) three months from the Closing date (the “Lock-Up Termination Date”). After the Lock-Up Termination Date, A.G.P. may convert the Transaction Fee Shares and sell them subject to a leak-out provision that limits A.G.P.’s sales of Transaction Fee Shares on any given date to 10% of the cumulative trading volume of the common stock for such date (including pre-market, market and post-market trading) as reported by Bloomberg, LP. This restriction shall remain in effect beginning on the Lock-Up Termination Date and ending on the date on which 100% of the Series B Preferred Stock outstanding as of the closing is converted into shares of the Combined Company’s common stock.

Upon the execution of the Advisory Agreement, that certain Business Combination Marketing Agreement, dated January 11, 2022, between the Company and A.G.P. in which the Company and Cycurion shall cause the Combined Company to issue to A.G.P. 250,000 shares of common stock of the Combined Company in full satisfaction of the fees, shall be terminated and such shares of common stock extinguished in their entirety.

Other Service Providers. In addition, the Company entered into revised arrangements with certain of its service providers, under which the Company agrees to pay approximately $1.25 million of its obligations in shares of the Combined Company’s common stock, which will be issued at a price per share equal to $5.00, or total of 250,000 shares of the Combined Company; provided that once a given service provide has completed sales of its shares that generate sales proceeds (excluding commissions) equal to the amount owing to that service provider, its remaining shares shall be returned to the Combined Company.

Non-Redemption Agreement

On August 6, 2024, the Company, Western Acquisition Ventures Sponsor, LLC (the “Sponsor”) and RiverNorth SPAC Arbitrage Fund, LP (the “Investor”) entered into a non-redemption agreement (the “Non-Redemption Agreement”) whereby the Sponsor plans to transfer to the Investor 5,000 shares each month over the next three months for agreeing not to redeem the 99,800 that it currently holds prior to the business combination.

On October 9, 2024, the Company, the Sponsor and RiverNorth entered into extended non-redemption agreement whereby the Sponsor plans to transfer to RiverNorth 5,000 shares each month over the next three months for agreeing not to redeem the 99,800 that it currently holds prior to the business combination.

Employment Agreements

On December 27, 2023, we entered into an employment agreement with James P. McCormick whereby the Company agreed to pay a total of $125,000 of total compensation annually, including $40,000 in cash and $85,000 in stock payment. On October 30, 2024, we entered into an amendment to the employment agreement with James P. McCormick whereby the Company agreed to pay total compensation of $200,000, including $40,000 in cash at the closing of the Business Combination and the remaining $160,000 in cash from the proceeds that the Company receives from any capital raising transaction following the closing of the Business Combination, including the proceeds from an ELOC to be entered into by and among the Company, Cycurion and the investors named therein; provided that the Company shall only be obligated to apply up to 15% of the proceeds from each capital raise until Mr. McCormick’s compensation of $200,000 has been paid in full.

Inflation Reduction Act of 2022 (the “IR Act”)

On August 16, 2022, the Inflation Reduction Act of 2022 (the “IR Act”) was signed into federal law. The IR Act provides for, among other things, a new U.S. federal 1% excise tax on certain repurchases of stock by publicly traded U.S. domestic corporations and certain U.S. domestic subsidiaries of publicly traded foreign corporations occurring on or after January 1, 2023. The excise tax is imposed on the repurchasing corporation itself, not its shareholders from which shares are repurchased. The amount of the excise tax is generally 1% of the fair market value of the shares repurchased at the time of the repurchase. However, for purposes of calculating the excise tax, repurchasing corporations are permitted to net the fair market value of certain new stock issuances against the fair market value of stock repurchases during the same taxable year. In addition, certain exceptions apply to the excise tax. The U.S. Department of the Treasury (the “Treasury”) has been given authority to provide regulations and other guidance to carry out and prevent the abuse or avoidance of the excise tax.

Any redemption or other repurchase that occurs after December 31, 2022, in connection with a business combination, extension vote or otherwise, may be subject to the excise tax. Whether and to what extent the Company would be subject to the excise tax in connection with a business combination, extension vote or otherwise would depend on a number of factors, including (i) the fair market value of the redemptions and repurchases in connection with the business combination, extension or otherwise, (ii) the structure of a business combination, (iii) the nature and amount of any “PIPE” or other equity issuances in connection with a business combination (or otherwise issued not in connection with a business combination but issued within the same taxable year of a business combination) and (iv) the content of regulations and other guidance from the Treasury. In addition, because the excise tax would be payable by the Company and not by the redeeming holder, the mechanics of any required payment of the excise tax have not been determined. The foregoing could cause a reduction in the cash available on hand to complete a business combination and in the Company’s ability to complete a business combination.

As of December 31, 2024 and 2023, the Company’s stockholders have redeemed a total of 11,253,528 and 11,194,590 shares of Common Stock resulting in $1,157,161 and $1,143,296 of excise tax liability, calculated as 1% of the value of the shares redeemed, respectively.